Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 31,654	$ 28,613	$ 17,805
Current taxes: Foreign	13,884	15,990	7,672
Taxes on income, current	45,538	44,603	25,477
Adjustment for previous years: Domestic	(7,298)	(20,688)	(1,287)
Adjustment for previous years: Foreign	147	26	(1,266)
Adjustment for previous years, total	(7,151)	(20,662)	(2,553)
Deferred income tax: Domestic	(865)	(391)	5,387
Deferred income tax: Foreign	(1,079)	(4,136)	(1,866)
Deferred income tax expense (benefit), total	(1,944)	(4,527)	3,521
Domestic	23,491	7,534	21,905
Foreign	12,952	11,880	4,540
Actual tax expenses	$ 36,443	$ 19,414	$ 26,445